PROMISSORY NOTES - Stardust Power Inc And Subsidiary [Member]	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
PROMISSORY NOTES

NOTE 9 – PROMISSORY NOTES

In March 2023, the Company entered into unsecured notes payable with three related parties as described in Note 11. These notes payable provided the Company the ability to draw up to $1,000,000, in aggregate: $160,000 until December 31, 2023 and $840,000 until December 31, 2025. These loan facilities accrue interest, compounding semi-annually, at the long-term semiannual Applicable Federal Rate, as established by the Internal Revenue Service, which effectively was 3.71%.

As at June 30, 2024, the Company had $840,000 available to draw.

NOTE 8 — PROMISSORY NOTES

In March 2023, the Company entered into unsecured notes payable with three related parties as described in Note 15. These notes payable provided the Company the ability to draw up to $1,000,000, in aggregate: $160,000 until December 31, 2023 and $840,000 until December 31, 2025. These loan facilities accrue interest, compounding semi-annually, at the long-term semiannual Applicable Federal Rate, as established by the Internal Revenue Service, which effectively was 3.71%.

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023

NOTE 8 — PROMISSORY NOTES (cont.)

As at December 31, 2023, the Company had $1,000,000 available to draw, which subsequent to the year reduces to $840,000 to draw.

Convertible Note [Member]
Debt Instrument [Line Items]
PROMISSORY NOTES

NOTE 7 – CONVERTIBLE NOTES

On April 24, 2024, the Company entered into a convertible equity agreement (‘convertible notes’) for $2,000,000 with AIGD. Further, the Company entered into separate convertible equity agreements with other individuals for a total of $100,000 in April 2024, based on similar terms to the AIGD convertible equity agreement. In accordance with the terms of the convertible equity agreements, immediately prior to the first Effective time, the cash received pursuant to the convertible equity agreements will automatically convert into 55,889 shares of Combined Company Common Stock.

The convertible notes are classified as a liability based on evaluating characteristics of the instrument and is presented at fair value as a non-current liability in the Company’s unaudited condensed consolidated balance sheets. The estimated fair value of the convertible notes considered the timing of issuance and whether there were changes in the various scenarios since issuance. As at June 30, 2024 and December 31, 2023, the fair value of the convertible notes is $2,571,400 and $Nil, respectively, and is classified as a non-current liability. The convertible notes had no interest rate or maturity date, no description of dividend and no participation rights. The liquidation preference of the convertible notes is junior to other outstanding indebtedness and creditor claims, on par with payments for other SAFE notes and/or preferred equity, and senior to payments for other equity of the Company that is not convertible and/or pari preferred equity.

Stardust Power Inc. and Subsidiary

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)